PRINCIPAL ACCOUNTING POLICIES - Estimated useful life (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leasehold improvements
Property, equipment and software, net
Property plant and equipment, useful life	Shorter of respective lease term or estimated useful life	Shorter of respective lease term or estimated useful life
Computer and equipment | Minimum
Property, equipment and software, net
Property plant and equipment, useful life	3 years	3 years
Computer and equipment | Maximum
Property, equipment and software, net
Property plant and equipment, useful life	4 years	4 years
Software
Property, equipment and software, net
Property plant and equipment, useful life	5 years	5 years
Office furniture and fixtures
Property, equipment and software, net
Property plant and equipment, useful life	3 years	3 years
Motor vehicles
Property, equipment and software, net
Property plant and equipment, useful life	5 years	5 years
Office buildings | Minimum
Property, equipment and software, net
Property plant and equipment, useful life	10 years	10 years
Office buildings | Maximum
Property, equipment and software, net
Property plant and equipment, useful life	20 years	20 years